UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point Management Company, LLC
Address: 360 Madison Ave., 24Th Floor
         New York, NY  10017

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     Managing Member
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     November 13, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $224,948 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108     5024   528300 SH       SOLE                   528300        0        0
AMERICAN FINACIAL REALTY TR    COM              02607P107    10100  1000000 SH       SOLE                  1000000        0        0
AMERICREDIT CORP               COM              03060R101     2296   284500 SH       SOLE                   284500        0        0
AMF BOWLING WORLDWIDE IN       Domestic Equity  030985105    15876   580373 SH       SOLE                   287351        0        0
BARNES & NOBLE INC             COM              067774109     2491   117700 SH       SOLE                   117700        0        0
BINDVIEW DEV CORP              COM              090327107     2176  2590300 SH       SOLE                  2590300        0        0
BIOTRANSPLANT INC              COM              09066Y107     1635  1219998 SH       SOLE                  1219998        0        0
COLLINS & AIKMAN CORP NEW      COM NEW          194830204     3321   925000 SH       SOLE                   925000        0        0
DADE BEHRING INC - W/I         Domestic Equity  23342J206      461    25000 SH       SOLE                    25000        0        0
ENTERASYS NETWORKS INC         COM              293637104     4549  3499400 SH       SOLE                  3499400        0        0
FIDELITY NATL FINL INC         COM              316326107     6054   210657 SH       SOLE                   210657        0        0
FIRST CMNTY BANCORP CALIF      COM              31983B101     4941   171493 SH       SOLE                   171494        0        0
GENESIS HEALTH VENTURE INC N   COM              37183F107     4875   300000 SH       SOLE                   300000        0        0
HELMERICH & PAYNE INC          COM              423452101     5720   167100 SH       SOLE                   167100        0        0
INSIGNIA FINL GROUP INC NEW    COM              45767A105     7929  1010000 SH       SOLE                  1010000        0        0
KINDRED HEALTHCARE INC         COM              494580103     5609   151800 SH       SOLE                   151800        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    21540  3000000 SH       SOLE                  3000000        0        0
LOCAL FINL CORP                COM              539553107     7855   570000 SH       SOLE                   570000        0        0
LUFKIN INDS INC                COM              549764108     4517   186500 SH       SOLE                   186500        0        0
M D C HLDGS INC                COM              552676108      893    25300 SH       SOLE                    25300        0        0
NEXANS SA                      FOREIGN EQUITY   007130836     3275   284737 SH       SOLE                   284737        0        0
NORTHWESTERN CORP              PUT              668074957     2050     1000 SH  PUT  SOLE                      600        0        0
PATINA OIL & GAS CORP          COM              703224105     3566   125123 SH       SOLE                   125123        0        0
PENN VA CORP                   COM              707882106    25356   782600 SH       SOLE                   782600        0        0
PG&E CORP                      COM              69331C108     8862   787000 SH       SOLE                   787000        0        0
PLAINS RES INC                 COM PAR $0.10    726540503     3766   146100 SH       SOLE                   146100        0        0
POTLATCH CORP                  COM              737628107    24920   868900 SH       SOLE                   868900        0        0
ROTECH HEALTHCARE INC          Domestic Equity  778669101      683    48800 SH       SOLE                    48800        0        0
SAXON CAPITAL INC              COM              80556P302    12063  1096600 SH       SOLE                  1096600        0        0
SILICONIX INC                  COM NEW          827079203     1000    57100 SH       SOLE                    57100        0        0
SMUCKER J M CO                 COM NEW          832696105    16515   450000 SH       SOLE                   450000        0        0
WEMBLEY PLC                    FOREIGN EQUITY   000948252     5030   475000 SH       SOLE                   475000        0        0